Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

Computer equipment	3 to 10 years
Furniture and fixtures	5 to 10 years
Leasehold improvements	The shorter of initial term of the respective lease and
estimated useful life
Production and test equipment	4 to 15 years

	December 31,	December 31,
	2019	2018
Property, plant and equipment owned	$27,746	$21,620
Right-of-use assets	15,090	—
	$42,836	$21,620

	December 31,	December 31,
Net carrying amounts	2019	2018
Building	$—	$5,007
Computer equipment	1,427	1,639
Furniture and fixtures	51	67
Leasehold improvements	1,260	1,019
Production and test equipment	25,008	13,888
	$27,746	$21,620

Cost	December 31, 2018	Additions	Disposals	Reclass to Right-of-use assets	Effect of movements in exchange rates	December 31, 2019
Building under finance lease	$12,180	$—	$—	$(12,180)	$—	$—
Computer equipment	5,584	214	(63)	4	(6)	5,733
Furniture and fixtures	1,103	1	—	(4)	(2)	1,098
Leasehold improvements	7,936	630	—	—	(7)	8,559
Production and test equipment	43,310	13,089	(716)	—	(2)	55,681
	$70,113	$13,934	$(779)	$(12,180)	$(17)	$71,071

Accumulated depreciation	December 31, 2018	Depreciation	Disposals	Reclass to Right-of-use assets	Effect of movements in exchange rates	December 31, 2019
Building under finance lease	$7,173	$—	$—	$(7,173)	$—	$—
Computer equipment	3,945	422	(63)	4	(2)	4,306
Furniture and fixtures	1,036	16	—	(4)	(1)	1,047
Leasehold improvements	6,917	389	—	—	(7)	7,299
Production and test equipment	29,422	1,969	(716)	—	(2)	30,673
	$48,493	$2,796	$(779)	$(7,173)	$(12)	$43,325
9. Property, plant and equipment (cont'd):

Cost	December 31, 2017	Additions	Disposals	Effect of movements in exchange rates	December 31, 2018
Building under finance lease	$12,180	$—	$—	$—	$12,180
Computer equipment	4,787	1,016	(215)	(4)	5,584
Furniture and fixtures	1,190	6	(87)	(6)	1,103
Leasehold improvements	8,246	71	(363)	(18)	7,936
Production and test equipment	36,431	8,932	(2,047)	(6)	43,310
	$62,834	$10,025	$(2,712)	$(34)	$70,113

Accumulated depreciation	December 31, 2017	Depreciation	Disposals	Effect of movements in exchange rates	December 31, 2018
Building under finance lease	$6,361	$812	$—	$—	$7,173
Computer equipment	3,767	383	(200)	(5)	3,945
Furniture and fixtures	1,035	60	(54)	(5)	1,036
Leasehold improvements	6,622	524	(211)	(18)	6,917
Production and test equipment	29,735	1,299	(1,607)	(5)	29,422
	$47,520	$3,078	$(2,072)	$(33)	$48,493

Disclosure of quantitative information about right-of-use assets
Leased assets are depreciated over the shorter of the lease term or their useful lives unless it is reasonably certain that the Corporation will obtain ownership by the end of the lease term.

Right-of-use asset - Property	2 to 15 years
Right-of-use asset - Office equipment	2 to 5 years
Right-of-use asset - Vehicle	5 years
The Corporation leases certain assets under lease agreements, comprising primarily of leases of land and buildings, office equipment and vehicles (note 17).

Right-of-use assets	December 31,	December 31,
Net carrying amounts	2019	2018
Property	$14,921	$—
Equipment	67	—
Vehicle	102	—
	$15,090	$—

Cost	January 1, 2019	Additions	Effect of movements in exchange rates	December 31, 2019
Property	$23,427	$1,147	$(6)	$24,568
Equipment	76	13	(5)	84
Vehicle	111	31	—	142
	$23,614	$1,191	$(11)	$24,794

Accumulated depreciation	January 1, 2019	Depreciation	Effect of movements in exchange rates	December 31, 2019
Property	$7,173	$2,474	$—	$9,647
Equipment	—	22	(5)	17
Vehicle	—	40	—	40
	$7,173	$2,536	$(5)	$9,704